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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06362
Invesco Van Kampen Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-MUNI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 164.8%
	Alabama 2.5%
$2,150	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,011,003
1,650	Birmingham, AL Arpt Auth Arpt Rev (AGM Insd)	5.250	07/01/30	1,609,723
3,695	Gadsden, AL Wts, Ser B (AMBAC Insd)	5.250	08/01/21	3,767,274
1,300	Hlthcare Auth for Baptist Hlth AL, Ser A (b)(i)	6.125	05/15/12	1,351,324
1,725	Huntsville-Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,235,910
1,950	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,953,666

				11,928,900

	Alaska 0.5%
855	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (AGM Insd)	5.750	03/01/16	858,334
2,970	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	1,750,339

				2,608,673

	Arizona 4.2%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,297,975
1,700	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,760,078
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,545	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000%	07/01/26	$2,609,058
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	433,010
1,100	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125	05/15/40	976,151
1,090	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	892,045
1,035	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	944,862
2,150	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)(i)	5.000	07/01/14	2,296,888
1,225	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)(i)	5.500	05/01/12	1,263,110
625	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)(i)	5.500	06/01/14	663,769
715	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)(i)	5.750	06/01/16	737,851
640	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Schs Proj	7.000	01/01/39	607,021
610	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Schs Proj	7.125	01/01/45	582,892
2,300	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,976,114
2,050	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,077,327
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$900	University of AZ Med Ctr Corp	5.000%	07/01/35	$779,175

				19,897,326

	California 19.5%
4,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	2,327,720
2,100	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,545,096
2,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/34	2,379,625
2,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/39	1,877,860
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1	5.000	04/01/39	3,755,720
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.125	04/01/39	3,827,480
800	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	277,152
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,003,870
1,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser B (g)	5.500	08/15/26	988,050
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	4.950	08/01/23	2,811,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,610	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	5.050%	02/01/29	$1,494,869
3,150	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,057,610
3,700	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,580,120
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	950,190
775	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	813,091
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,012,323
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,001,120
575	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	585,379
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	986,573
1,900	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,036,667
1,995	California St Pub Wks Brd UCLA Replacement Hosp, Ser A (AGM Insd)	5.375	10/01/20	2,040,466
5,000	California St Univ Rev Sys Wide, Ser A (AMBAC Insd)	5.000	11/01/23	5,022,050
1,150	California St Var Purp	5.750	04/01/31	1,150,265
1,865	California St Vet, Ser CD (AMT)	4.600	12/01/32	1,496,215
1,800	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	1,598,868
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,300	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000%	04/01/19	$1,353,859
435	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	354,042
12,810	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/33	2,112,497
18,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/25	6,047,820
945	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	683,311
6,905	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	4,532,649
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,138,720
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A (FGIC Insd)	5.000	06/01/35	4,158,050
700	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	477,477
1,000	Los Angeles, CA Hbr Dept Rev Rfdg, Ser C	5.000	08/01/31	958,550
1,200	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,234,404
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,498,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$145	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500%	03/01/18	$136,252
1,125	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,097,010
2,300	Sacramento Cnty, CA Arpt Sys Rev Sr	5.000	07/01/40	2,041,664
1,375	San Bernadino, CA Jt Pwr Fin Auth Alloc Rev Cent City Merged Proj Rfdg, Ser A (AMBAC Insd)	5.750	07/01/20	1,396,395
1,200	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)(i)	6.500	05/01/12	1,278,012
4,290	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	2,951,649
905	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	568,150
3,200	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	2,108,768
6,600	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	3,946,932
2,100	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,109,051

				92,802,841

	Colorado 3.2%
350	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	291,056
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$425	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300%	07/01/37	$306,064
4,875	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	4,495,140
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	905,220
3,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	3,272,428
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,189,316
100	Jefferson Cnty, CO Residential Mtg Rev (d)	9.000	09/01/12	112,922
220	Jefferson Cnty, CO Residential Mtg Rev (d)	11.500	09/01/11	233,990
955	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	745,120
1,000	Platte Riv Pwr Auth CO Pwr Rev, Ser HH	5.000	06/01/26	1,036,120
1,100	Regional Trans Dist CO Denver Trans Partners	6.000	01/15/34	1,011,549
1,400	Regional Trans Dist CO Denver Trans Partners	6.500	01/15/30	1,387,904

				14,986,829

	Connecticut 1.2%
1,650	Connecticut St Hsg Fin Auth Hsg Mtg Fin Pgm, Ser D-2 (AMT)	5.000	05/15/31	1,574,974
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$2,840	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600%	07/01/24	$2,636,486
1,450	Hamden Conn Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,455,365

				5,666,825

	District of Columbia 3.1%
2,400	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,468,040
775	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	779,115
1,575	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,545,957
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	4,113,040
700	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	729,554
5,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.125	10/01/26	4,876,100

				14,511,806

	Florida 13.7%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	929,040
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	748,610
1,305	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,160,628
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,380	Brevard Cnty, FL Hlth Fac Hlth First Inc Proj (NATL Insd)	5.125%	04/01/31	$3,003,874
5,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.000	06/01/14	5,239,250
2,200	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,277,044
355	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	360,449
5,000	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	4,996,800
1,895	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)(i)	5.625	12/01/16	1,916,395
975	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	915,428
2,175	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,042,782
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)(i)	5.000	03/15/12	828,392
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)(i)	5.150	09/01/13	855,768
3,000	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	2,473,620
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/26	4,570,700
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/32	4,374,050
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$660	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (c)	6.800%	05/01/38	$492,763
425	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (c)	6.900	05/01/17	382,768
1,515	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,516,303
2,700	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,539,296
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (NATL Insd) (AMT)	5.375	10/01/25	2,012,180
5,000	Miami-Dade Cnty, FL Aviation, Ser A (AGM Insd) (AMT)	5.125	10/01/35	4,484,400
1,250	Miami-Dade Cnty FL Expwy Auth Toll Sys Rev, Ser A	5.000	07/01/40	1,137,375
640	Miami-Dade Cnty, FL Hlth Fac Auth Hosp Rev Miami Childrens Hosp Rfdg, Ser A	6.125	08/01/42	627,315
595	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	553,296
700	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	558,131
930	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	843,333
120	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (e)	6.125	05/01/35	1
60	Overoaks FL Cmnty Dev Dist Cap, Ser A-1	6.125	05/01/35	54,293
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$130	Overoaks FL Cmnty Dev Dist Cap, Ser A-2 (f)	0.000/6.125%	05/01/35	$73,772
295	Overoaks FL Cmnty Dev Dist Cap, Ser B (f)	0.000/5.125	05/01/17	239,392
1,100	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	965,426
2,600	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,756,000
1,400	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,173,382
3,250	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)(i)	5.350	05/01/18	3,343,860
590	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	288,097
400	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	332,416
500	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.750	10/01/22	470,505
905	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	641,039
800	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	674,344
200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	138,276
1,125	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	749,408
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,000,160
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$500	World Comm Cmnty Dev Dist FL Spl Assmt (e)	5.500%	05/01/38	$160,065

				64,900,426

	Georgia 2.3%
3,500	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	3,351,565
370	Atlanta Ga Tax Allocation Beltline Proj, Ser B	6.750	01/01/20	368,749
675	Atlanta Ga Tax Allocation Beltline Proj, Ser B	6.750	01/01/20	672,719
205	Atlanta Ga Tax Allocation Beltline Proj, Ser B	7.375	01/01/31	200,902
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,255,104
1,300	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,350,479
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,239,012
1,000	Augusta, GA Gen Arpt Rev Passenger, Ser B (AMT)	5.350	01/01/28	895,440
1,500	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,507,560

				10,841,530

	Hawaii 0.4%
2,050	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	1,917,365

	Idaho 0.8%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	814,455
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,062,350
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$820	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125%	11/15/27	$670,842
1,160	University Idaho Univ Rev Gen-2011 Rfdg (b)(i)	5.250	04/01/21	1,220,413

				3,768,060

	Illinois 16.3%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	808,470
2,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	1,304,880
725	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	661,860
3,800	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	3,598,828
3,975	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	3,764,564
725	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj	7.460	02/15/26	688,967
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	4,517,200
3,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	3,525,445
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	11,524,150
4,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	3,694,240
465	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.500	01/01/40	428,758
3,100	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,026,623
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$982	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (c)	5.500%	03/01/17	$608,722
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (e)	6.000	05/01/41	498,300
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax The Conservancy Proj, Ser 1 (e)	5.375	03/01/16	519,300
900	Granite City Madison Cnty IL Waste Mgmt Inc Proj (AMT) (b)(i)	3.500	05/01/13	896,301
2,145	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	2,117,716
1,125	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,130,839
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	881,730
2,765	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	2,119,815
1,000	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	872,880
1,350	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	1,066,243
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,283,028
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,419,754
3,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	3,205,720
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,250	Illinois Fin Auth Rev Riverside Hlth Sys	6.250%	11/15/35	$1,256,562
1,905	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,011,985
3,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	2,933,420
1,700	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,662,736
725	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser C (AGM Insd)	6.750	04/15/12	753,253
250	Lake Cnty, IL Cmnty Unit Sch Dist No 116 Round Lake (Radian Insd) (d)	7.600	02/01/14	297,015
2,265	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A	5.500	06/15/50	2,070,754
2,675	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	2,425,877
135	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	127,915
3,800	Railsplitter Tobacco Settlement Auth IL	5.500	06/01/23	3,610,342
848	Volo Vlg, IL Spl Svc Area No 3 Spl Tax Symphony Meadows Proj, Ser 1	6.000	03/01/36	638,519
675	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (d)	*	01/01/16	603,801
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$425	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (d)	*	01/01/19	$326,455
1,335	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/16	1,056,799
990	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/19	622,849
525	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	451,437
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	523,843
961	Yorkville, IL Utd City Spl Svc Area Tax No 2005-108 Autumn Creek IL Proj	6.000	03/01/36	700,175

				77,238,070

	Indiana 2.5%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (Prerefunded @ 01/01/12) (AMBAC Insd)	5.500	01/01/18	1,019,570
700	Crown Point, IN Econ Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	690,151
1,440	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,514,866
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	5,003,880
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,600	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900%	01/01/16	$1,708,896
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,496,490
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (c)	5.750	09/01/42	410,585

				11,844,438

	Iowa 0.6%
1,300	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,137,721
1,375	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	971,919
1,500	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	987,480

				3,097,120

	Kansas 1.2%
1,400	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)(i)	5.000	04/01/11	1,408,512
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt & Rfdg (NATL Insd)	5.250	10/01/22	74,514
3,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,521,245
700	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	576,604

				5,580,875

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky 2.0%
$1,600	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500%	03/01/45	$1,510,336
1,500	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,543,665
1,610	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,681,033
1,815	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,876,528
3,545	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,078,124

				9,689,686

	Louisiana 3.1%
989	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt (e)	5.250	07/01/17	526,375
1,675	Louisiana Loc Govt Environmental Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.200	10/01/19	1,667,144
1,150	Louisiana Pub Fac Auth Rev Entergy LA LLC Proj	5.000	06/01/30	1,061,392
2,000	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,244,820
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$5,226	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $5,225,970)	5.750%	10/30/18	$4,841,391
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)(i)	5.250	03/01/13	2,087,280
2,450	Saint John Baptist Parish LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	2,274,654

				14,703,056

	Maryland 1.1%
1,080	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	998,881
765	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	736,458
500	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	390,395
1,400	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,211,742
1,700	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	1,699,439
425	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	350,591

				5,387,506

	Massachusetts 4.7%
1,480	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	1,458,718
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$2,765	Massachusetts St Dev Fin Agy Proj, Ser R-2 (NATL Insd)	5.125%	02/01/34	$2,438,675
530	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	515,271
1,000	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	855,500
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	345,145
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	329,170
500	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (b)	5.000	07/01/13	500,850
1,800	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	1,706,364
4,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	4,564,620
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	760,440
465	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750	07/01/32	480,177
2,650	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (a)	5.000	08/15/30	2,654,744
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$4,670	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500%	08/15/35	$4,210,659
1,200	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	1,299,240

				22,119,573

	Michigan 2.4%
2,715	Detroit, MI Sew Disp Rev Rfdg Sr Lien, Ser C-1 (AGM Insd)	7.000	07/01/27	3,038,655
1,430	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	1,339,295
1,000	Eastern Michigan Univ Rev Rfdg, Ser B (LOC-JP Morgan Chase Bank) (h)(i)	0.310	02/28/11	1,000,000
875	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)(i)	5.250	01/15/14	951,396
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)(i)	5.500	01/15/15	444,764
105	Michigan St Hsg Dev Rent Hsg Rev, Ser A (NATL Insd) (AMT)	5.300	10/01/37	99,407
1,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	1,389,300
1,990	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,337,718
2,000	Saginaw, MI Hosp Fin Auth Ref Covenant Med Ctr, Ser H	5.000	07/01/30	1,778,640

				11,379,175

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota 1.2%
$475	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000%	08/01/42	$415,449
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,014,761
1,200	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,277,436
500	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	440,450
1,850	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,568,652

				5,716,748

	Mississippi 1.0%
5,000	Mississippi Business Fin Corp MS Gulf Opportunity Zone Chevron USA Inc Proj, Ser B (h)(i)	0.380	03/07/11	5,000,000

	Missouri 4.1%
160	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	150,152
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	802,440
2,250	Carthage, MO Hosp Rev	6.000	04/01/38	1,690,807
1,300	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,074,151
1,400	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.100	06/01/20	1,238,986
1,000	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.200	06/01/29	839,970
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$385	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000%	10/01/21	$404,839
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	830,680
1,000	Kearney, MO (AMBAC Insd)	5.500	03/01/16	1,003,750
1,700	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,709,843
775	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	723,408
4,700	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Var Bethesda Hlth Grp (h)(i)	0.300	02/28/11	4,700,000
1,000	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg	5.500	02/01/42	882,970
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	1,078,140
675	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	571,266
1,500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,214,640
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$625	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750%	11/01/27	$546,338

				19,462,380

	Nebraska 0.6%
2,620	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	2,621,074

	Nevada 3.0%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	3,592,640
2,860	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/22	3,003,887
2,220	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	2,307,246
930	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	850,392
1,570	Reno, NV Cap Impt Rev (NATL Insd) (Prerefunded @ 6/01/12)	5.125	06/01/26	1,664,797
3,100	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,705,401

				14,124,363

	New Hampshire 0.3%
250	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	232,003
700	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)(i)	7.125	02/01/12	728,672
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$500	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)(i)	6.875%	02/01/12	$521,270

				1,481,945

	New Jersey 7.2%
1,000	New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg	5.750	04/01/31	897,880
1,650	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	1,494,273
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	28,471,500
1,450	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,301,738
580	New Jersey St Tpk Auth Tpk Rev, Ser C (AGM Insd)	6.500	01/01/16	687,433
1,000	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/18	1,118,920

				33,971,744

	New Mexico 1.2%
1,000	Farmington, NM Pollutn Ctl Rev Pub Svc Co NM San Juan, Ser A (b)(i)	5.200	06/01/20	946,790
2,100	Farmington, NM Pollutn Ctl Rev Pub Svc Co NM San Juan, Ser C	5.900	06/01/40	1,982,715
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (c)	5.000	09/01/18	1,562,385
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$1,350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375%	08/01/32	$1,415,894

				5,907,784

	New York 14.6%
1,370	Brooklyn Arena Local Dev Corp Barclays Ctr Proj	6.250	07/15/40	1,337,545
570	Brooklyn Arena Local Dev Corp Barclays Ctr Proj	6.375	07/15/43	558,577
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	1,016,100
1,500	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/30	1,515,660
3,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	2,859,330
2,500	Metropolitan Trans Auth NY Rev Trans, Ser D	5.250	11/15/26	2,482,575
1,600	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	1,542,576
400	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser A	6.250	03/01/15	391,808
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,001,080
1,000	New York City Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $1,000,000) (e)	6.125	02/15/19	10
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	2,648,650
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$8,800	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000%	06/15/38	$8,500,448
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/39	2,413,525
85	New York City, Ser A-1	5.750	08/01/12	85,340
3,000	New York City, Ser G	5.000	12/01/27	3,002,370
4,775	New York City, Ser I-1 (a)	5.000	02/01/26	4,838,317
3,400	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	3,403,196
6,800	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	7,404,928
3,000	New York St Dorm Auth Rev Non St Supported Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/23	3,132,750
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	928,030
1,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,857,474
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,052,920
9,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	9,672,894
2,050	Port Auth NY & NJ Spl Oblig Rev JFK Intl Air Terminal	6.000	12/01/36	1,978,926
3,000	Triborough Brdg & Tunl Auth Gen Purp, Ser A	5.000	01/01/27	3,007,740
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Westchester Tob Asset Sec Corp NY	5.000%	06/01/26	$845,350

				69,478,119

	North Carolina 2.0%
800	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	663,064
8,300	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	8,696,491

				9,359,555

	North Dakota 0.8%
1,500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,123,935
1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	903,530
2,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	1,771,780

				3,799,245

	Ohio 8.9%
300	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.250	09/01/20	239,652
1,825	Cleveland, OH Rfdg (AGM Insd)	5.500	10/01/19	2,085,482
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	345,708
1,475	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,467,861
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,270	Montgomery Cnty, OH Hosp Rev Kettering Med Ctr Impt & Rfdg (NATL Insd)	6.250%	04/01/20	$2,551,185
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,468,513
1,550	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,584,518
1,000	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,020,790
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	7,114,080
1,000	Ohio St Air Quality Dev Auth Rev OH Pwr Co Galvin, Ser A (AMT) (b)(i)	2.875	08/01/14	990,230
2,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser A (b)(i)	2.250	06/03/13	1,969,880
2,700	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	2,843,127
1,250	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (AGM Insd) (Prerefunded @ 4/01/12)	5.000	04/01/22	1,315,725
1,585	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj	5.750	11/15/35	1,443,016
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,048,520
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$4,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.125%	01/01/28	$3,922,240
1,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.500	01/01/34	985,860
2,305	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	2,294,466
1,968	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	1,933,048
1,915	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	1,933,901
2,375	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)(i)	5.875	06/01/16	2,536,025

				42,093,827

	Oklahoma 0.7%
1,470	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	1,486,155
1,240	Kay Cnty, OK Home Fin Auth Rev Single Family Mtg Rfdg, Ser A (AMBAC Insd) (d)	7.000	11/01/11	1,300,649
335	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	340,866

				3,127,670

	Pennsylvania 2.3%
1,000	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	962,170
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,900	Franklin Cnty, PA Indl Dev Rev Auth Rev Chambersburg Hosp Proj	5.375%	07/01/42	$1,703,407
2,250	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (f)	0.000/5.750	12/01/28	1,655,257
1,400	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (f)	0.000/6.000	12/01/34	1,040,130
1,825	Pennsylvania St Tpk Commn Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,682,358
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	1,005,050
2,675	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	2,720,957

				10,769,329

	Rhode Island 0.2%
1,375	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	1,191,974

	South Carolina 2.4%
1,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	1,013,540
3,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	3,022,680
900	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	708,822
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,000	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300%	10/01/36	$734,250
1,960	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,972,564
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	925,120
2,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	2,501,450
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	413,583

				11,292,009

	Tennessee 2.3%
400	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	444,320
4,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	4,416,640
2,225	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	1,913,055
2,650	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	2,628,164
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$1,500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625%	09/01/26	$1,367,295

				10,769,474

	Texas 14.0%
1,575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,531,546
1,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Rev Rfdg Dow Chemical Co	5.250	10/01/11	1,003,640
670	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	707,259
1,225	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,303,290
1,440	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,513,483
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	955,270
700	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT) 5.750		11/01/18	702,310
1,325	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT) 6.000		11/01/23	1,329,637
5,250	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	4,980,360
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,009,230
825	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	888,607
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000%	02/01/23	$980,740
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	970,090
2,750	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd)	5.000	11/15/36	2,693,185
3,320	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,187,100
1,600	Lower CO Riv Auth Tex Rev Ref, Ser A	5.000	05/15/40	1,471,056
1,100	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	929,258
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,019,112
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,210,687
1,200	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,258,800
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)(i)	6.000	08/01/13	1,582,980
2,400	North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	2,310,096
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,009,920
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000%	01/01/26	$1,033,610
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,289,112
1,550	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)(i)	6.000	01/01/13	1,671,319
2,850	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,693,963
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	868,890
2,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,234,628
5,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	4,795,120
450	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	384,773
1,200	Tarrant Cnty, TX Cultural Ed CC Young Mem Home, Ser B-2	6.500	02/15/14	1,190,220
3,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,383,523
2,500	Texas A & M Univ Rev Fin Sys, Ser A	5.000	05/15/27	2,582,900
80	Texas Muni Pwr Agy Rev (NATL Insd) (d)	*	09/01/15	73,002
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,550	Texas Private Activity Surface Sr Lien NT Mobility	6.875%	12/31/39	$1,552,434
100	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (AGM Insd)	5.500	09/01/13	100,309
5,750	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,879,893
3,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,395,560

				66,676,912

	Utah 0.1%
800	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	637,336

	Vermont 0.2%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	771,780

	Virginia 1.1%
743	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	670,944
2,590	Tobacco Settlement Fin Corp VA	5.500	06/01/26	2,868,373
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,857,371

				5,396,688

	Washington 1.1%
5,000	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Rfdg (NATL Insd)	*	02/01/24	2,532,050
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$1,350	Kalispel Tribe Indians Priority Dist WA Rev	6.625%	01/01/28	$1,162,660
1,545	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027(c)	6.000	01/01/27	1,398,009

				5,092,719

	West Virginia 1.5%
3,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	3,062,710
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	971,390
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,038,796
1,060	West Virginia St Hosp Fin Auth Ref & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,012,099
1,020	West Virginia St Hosp Fin Auth Ref & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	957,413

				7,043,308

	Wisconsin 3.0%
450	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	450,085
410	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	381,472
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$2,545	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300%	09/01/23	$2,590,123
2,625	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	2,632,035
1,010	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,058,349
5,000	Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys Corp (AMBAC Insd)	5.500	08/15/25	4,886,450
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (b)(i)	5.125	08/15/16	1,063,140
1,305	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,357,213

				14,418,867

	Wyoming 2.1%
1,200	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,218,972
1,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	948,600
8,000	Uinta Cnty, WY Pollutn Ctl Rev Chevron USA Inc Proj Rfdg (h)(i)	0.250	02/28/11	8,000,000

				10,167,572

	Guam 0.1%
550	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	495,611

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 3.2%
$2,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250%	07/01/27	$2,028,201
1,500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	1,357,110
2,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	1,849,449
65	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	73,239
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,843,060
2,300	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,141,162
2,825	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)(i)	5.000	08/01/11	2,890,879
3,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	3,143,560

				15,326,660

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virgin Islands 0.3%
$1,775	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000%	10/01/25	$1,712,272

Total Investments (j) 164.8%
(Cost $823,982,890)				782,777,045
Floating Rate Note and Dealer Trust Obligations related to Securities Held (22.1%)
(105,215) Notes with interest rates ranging from 0.29% to 0.44% at 01/31/11 and contractual maturities of collateral ranging from 06/01/22 to 10/01/41. See Note 1D. (k)				(105,215,000)
Other Assets in Excess of Liabilities 1.80%				8,542,310
Preferred Shares (44.5%)				(211,250,000)

Net Assets Applicable to Common Shares 100.0%				$474,854,355

Percentages are calculated as a percentage of net assets applicable to comon shares.
Investment Abbreviations:
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.**
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Notes to Schedule of Investments:

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $7,280,560, which represented 1.06% of the Trust’s Net Assets.

(d)	Escrowed to Maturity

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2011 was $1,177,676, which represented 0.17% of the Trust’s Net Assets.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Security purchased on a when-issued and delayed delivery basis.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect at January 31, 2011.

(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	10.98%
Assured Guaranty Municipal Corp.	7.10%
American Municipal Bond Assrance Corp.**	5.50%

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $172,653,665 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $105,215,000 in the floating rate note obligations outstanding at that date.

*	Zero coupon bond

**	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation
Invesco Van Kampen Municipal Trust

of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks
Invesco Van Kampen Municipal Trust

associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Van Kampen Municipal Trust

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$782,777,045	$—	$782,777,045

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $23,982,013 and $26,041,008, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,711,091

Aggregate unrealized (depreciation) of investment securities	(55,821,392)

Net unrealized appreciation (depreciation) of investment securities	$(40,110,301)

Cost of investments for tax purposes is $822,887,346.
Invesco Van Kampen Municipal Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.